Income Taxes - Provision for Income Tax Recovery/Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Income before income taxes	$ 3,140,592	$ 240,364
Expected income tax expense at Canadian statutory income tax rate of 26.5% (2020 - 26.5%)	(832,446)	(63,711)
Permanent differences
Net unrealized gain on equity and other investments	377,707	17,917
Stock-based compensation	155,011	122,882
Foreign tax rate differential	75,940	16,825
Tax credits recognized during the year	27,244	1,900
Change in valuation allowance	(17,805)	(18,973)
Other items	(11,584)	2,305
(Provision for) recovery of income taxes	$ (225,933)	$ 79,145
Canada Revenue Agency
Operating Loss Carryforwards [Line Items]
Canadian statutory income tax rate	26.50%	26.50%